UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23896

MANULIFE PRIVATE CREDIT PLUS FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

Annual report
Manulife Private Credit Plus Fund
Closed-end alternative
December 31, 2025

Manulife Private Credit Plus Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
5	A look at performance
7	Fund’s investments
9	Financial statements
13	Financial highlights
14	Notes to financial statements
21	Report of independent registered public accounting firm
22	Tax information
23	Additional information
25	Trustees and Officers
27	More information
1	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks income and, to a lesser extent, capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2025 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be obtained by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
ANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Private credit investments rose on increasing deal volume
An improving interest rate environment, healthy lending  volume and risk on investor sentiment supported private credit performance.
The fund’s private investments contributed the most to absolute results
The fund-of-funds had a positive absolute return, led by strength in its private credit and asset-based lending funds.
The fund’s public assets exposure was also additive
The fund’s fixed income ETFs and cash position saw positive returns and contributed to absolute performance.
PORTFOLIO COMPOSITION AS OF 12/31/2025 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus.
3	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT

Management’s discussion of fund performance
What factors affected private credit markets over the past 12 months?
The higher-for-longer interest-rate environment acted as a primary influence on private credit markets in 2025. Although expectations for rate cuts emerged later in the year, policy rates remained elevated for most of the year, directly affecting borrower cash flows and lender behavior. Default rates in U.S. private credit rose meaningfully during the year, albeit from a historically low base, with smaller issuers seeing higher default rates than larger ones. Despite these trends, default stress generally remained issuer specific rather than systemic, with limited impact on public credit markets. Investor demand for private credit remained strong in 2025, even as growth moderated, driven by institutional investors seeking yield, floating-rate exposure and diversification. We have seen these allocators become more selective, focusing on manager track records, underwriting discipline and transparency.
How did the fund perform?
The fund operates as a “fund-of-funds.” During the period, each underlying fund in the portfolio contributed to the fund’s positive absolute performance. Performance was led by the Manulife Private Credit Fund while the John Hancock Marathon Asset-Based Lending Fund was the second leading contributor. Both ETFs in the liquid asset portion of the portfolio (John Hancock Mortgage-Backed Securities ETF and John Hancock Corporate Bond ETF) were also additive and performed comparably to private assets. The portfolio’s cash allocation lagged all other assets but also contributed to absolute performance.
MANAGED BY

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	4

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (10-16-23)	Since inception (10-16-23)
Class I	6.49	7.26	16.77
Index†	4.28	4.87	11.08
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class I shares.
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-6020 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE BofA 0-3 Month U.S. Treasury Bill Index.
5	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in Manulife Private Credit Plus Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA 0-3 Month U.S. Treasury Bill Index.
The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The returns reflect past results and should not be considered indicative of future performance.
ANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	6

Fund’s investments
AS OF 12-31-25
	Shares	Value
Affiliated investment companies (A) 96.7%		$222,779,270
(Cost $223,757,492)
Alternative and specialty 90.1%		207,664,521
John Hancock Comvest Private Income Fund, Class I (Comvest) (B)	791,452	19,984,171
John Hancock Marathon Asset-Based Lending Fund, Class I (Marathon)	3,394,958	68,272,613
Manulife Private Credit Fund (MIM US Private Markets) (B)	5,773,119	119,407,737
Fixed income 6.6%		15,114,749
John Hancock Corporate Bond ETF (MIM US) (B)	288,267	6,200,623
John Hancock Mortgage-Backed Securities ETF (MIM US) (B)	402,262	8,914,126

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$2,983,111
(Cost $2,983,111)
U.S. Government Agency 1.3%				2,983,111
Federal Agricultural Mortgage Corp. Discount Note	3.650	03-09-26	1,000,000	993,207
Federal Home Loan Bank Discount Note	3.786	02-18-26	2,000,000	1,989,904

Total investments (Cost $226,740,603) 98.0%	$225,762,381
Other assets and liabilities, net 2.0%	4,675,818
Total net assets 100.0%	$230,438,199

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	The underlying funds’ advisor/subadvisor is shown parenthetically.
(B)	Affiliated advisor/subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 12-31-25, the aggregate cost of investments for federal income tax purposes was $226,740,603. Net unrealized depreciation aggregated to $978,222, of which $357,257 related to gross unrealized appreciation and $1,335,479 related to gross unrealized depreciation.
7	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Advisors/Subadvisors of Affiliated Underlying Funds
Comvest Credit Managers, LLC	(Comvest)
Manulife Investment Management Private Markets (US) LLC	(MIM US Private Markets)
Manulife Investment Management (US) LLC	(MIM US)
Marathon Asset Management LP	(Marathon)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	8

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-25

Assets
Unaffiliated investments, at value (Cost $2,983,111)	$2,983,111
Affiliated investments, at value (Cost $223,757,492)	222,779,270
Total investments, at value (Cost $226,740,603)	225,762,381
Cash	2,103,700
Dividends receivable	4,854,522
Other assets	13,245
Total assets	232,733,848
Liabilities
Distributions payable	1,972,459
Payable to affiliates
Investment management fees	172,511
Accounting and legal services fees	8,935
Other liabilities and accrued expenses	141,744
Total liabilities	2,295,649
Net assets	$230,438,199
Net assets consist of
Paid-in capital	$231,467,164
Total distributable earnings (loss)	(1,028,965)
Net assets	$230,438,199

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($230,438,199 ÷ 11,458,730 shares)	$20.11
9	Manulife Private Credit Plus Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 12-31-25

Investment income
Dividends from affiliated investments	$14,183,185
Interest	172,748
Dividends	53,515
Total investment income	14,409,448
Expenses
Investment management fees	2,255,630
Accounting and legal services fees	32,944
Transfer agent fees	51,508
Trustees’ fees	60,016
Custodian fees	26,245
State registration fees	37,814
Printing and postage	26,732
Professional fees	333,891
Other	91,976
Total expenses	2,916,756
Less expense reductions	(1,626,384)
Net expenses	1,290,372
Net investment income	13,119,076
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(26,195)
Capital gain distributions received from affiliated investments	346,766
320,571
Change in net unrealized appreciation (depreciation) of
Affiliated investments	(1,122,919)
(1,122,919)
Net realized and unrealized loss	(802,348)
Increase in net assets from operations	$12,316,728
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | Manulife Private Credit Plus Fund	10

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$13,119,076	$6,423,836
Net realized gain	320,571	183,879
Change in net unrealized appreciation (depreciation)	(1,122,919)	(381,767)
Increase in net assets resulting from operations	12,316,728	6,225,948
Distributions to shareholders
From earnings	(13,374,479)	(6,723,375)
Total distributions	(13,374,479)	(6,723,375)
Fund share transactions
Fund shares issued	125,010,000	40,000,000
Issued pursuant to Dividend Reinvestment Plan	6,577,179	—
Total from fund share transactions	131,587,179	40,000,000
Total increase	130,529,428	39,502,573
Net assets
Beginning of year	99,908,771	60,406,198
End of year	$230,438,199	$99,908,771
Share activity
Shares outstanding
Beginning of year	4,951,449	2,981,481
Fund shares issued	6,181,694	1,969,968
Issued pursuant to Dividend Reinvestment Plan	325,587	—
End of year	11,458,730	4,951,449
11	Manulife Private Credit Plus Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the year ended 12-31-25

Cash flows from operating activities
Net increase in net assets from operations	$12,316,728
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(142,014,293)
Long-term investments sold	14,976,185
Net purchases and sales of short-term investments	(841,710)
Net amortization (accretion) of premium (discount)	(154,281)
(Increase) Decrease in assets:
Dividends and interest receivable	(2,599,927)
Receivable from affiliates	62,276
Other assets	94,751
Increase (Decrease) in liabilities:
Payable to affiliates	177,970
Other liabilities and accrued expenses	(45,749)
Net change in unrealized (appreciation) depreciation on:
Investments	1,122,919
Net realized (gain) loss on:
Unaffiliated investments	26,195
Net cash used in operating activities	$(116,878,936)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(7,364,340)
Fund shares issued	125,010,000
Net cash flows provided by financing activities	$117,645,660
Net increase in cash	$766,724
Cash at beginning of year	$1,336,976
Cash at end of year	$2,103,700
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of distributions	$6,577,179
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | Manulife Private Credit Plus Fund	12

Financial highlights
CLASS I SHARES Period ended	12-31-25	12-31-24	12-31-23[1]
Per share operating performance
Net asset value, beginning of period	$20.18	$20.26	$20.00
Net investment income[2]	1.47	1.32	0.43
Net realized and unrealized gain (loss) on investments	(0.17)	(0.04)	0.16
Total from investment operations	1.30	1.28	0.59
Less distributions
From net investment income	(1.37)	(1.32)	(0.33)
From net realized gain	—	(0.04)	—
Total distributions	(1.37)	(1.36)	(0.33)
Net asset value, end of period[3]	$20.11	$20.18	$20.26
Total return (%)[4]	6.49	6.52	2.94[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$230	$100	$60
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.62	2.60	1.32[5]
Expenses including reductions[6]	0.72	0.68	0.22[5]
Net investment income	7.28	6.44	2.13[5]
Portfolio turnover (%)	9	12	0[7]

[1]	Period from 10-16-23 (commencement of operations) to 12-31-23.
[2]	Based on average monthly shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Portfolio turnover for the period is 0% due to no sales activity.
13	Manulife Private Credit Plus Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
Manulife Private Credit Plus Fund (the fund) is a continuously offered closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The fund operates as a “fund of funds” that may invest in affiliated and unaffiliated underlying funds, including, but not limited to, closed-end investment companies, business development companies (BDCs), private funds (other than affiliated private funds), exchange-traded funds (ETFs) and certain other permitted investments. The investment objective of the fund is to seek income and, to a lesser extent, capital appreciation.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all.
The shares currently outstanding are detailed in the Statement of assets and liabilities. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. Manulife underlying funds’ shareholder reports are also available without charge by calling 800-225-6020. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each month. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | Manulife Private Credit Plus Fund	14

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$222,779,270	$222,779,270	—	—
Short-term investments	2,983,111	—	$2,983,111	—
Total investments in securities	$225,762,381	$222,779,270	$2,983,111	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
15	Manulife Private Credit Plus Fund | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2025 and 2024 was as follows:
	December 31, 2025	December 31, 2024
Ordinary income	$13,308,073	$6,719,867
Long-term capital gains	66,406	3,508
Total	$13,374,479	$6,723,375
As of December 31, 2025, the components of distributable earnings on a tax basis consisted of $11,429 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to capital gains distributions from underlying funds.
Note 3—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
ANNUAL REPORT | Manulife Private Credit Plus Fund	16

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.25% of the value of the fund’s monthly net assets. Pursuant to a subadvisory agreement, the Advisor has agreed to pay a subadvisory fee directly to Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other fund level expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.50% of monthly net assets of the fund. “Other fund level expenses” means all the expenses of the fund, excluding: the management fee; interest expenses; taxes, portfolio brokerage commissions; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; Rule 12b-1 fees (if applicable); short dividends; acquired fund fees and expenses; and class specific expenses. This agreement expires on April 30, 2027, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
Effective October 1, 2025, the Advisor also contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, by an amount determined as follows: The difference between the advisory fee paid to the Advisor (excluding any incentive fee) and the subadvisory fee (excluding any incentive fee) of each Underlying Fund with respect to that portion of the Underlying Fund held by the fund, calculated on a monthly basis. “Underlying Fund” is defined as the John Hancock Marathon Asset-Based Lending Fund as well as any underlying fund of the fund advised by the Advisor that is subadvised by one or more of the subadvisors affiliated with the Advisor. Underlying Fund does not include the Manulife Private Credit Fund advised by Manulife Investment Management Private Markets (US) LLC. This agreement expires on April 30, 2027, unless renewed by the mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
Prior to October 1, 2025, the Advisor contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, so that the sum of: (a) the aggregate management fee (excluding any incentive fee) paid to the Advisor with respect to both the fund and that portion of any underlying fund held (excluding any unaffiliated underlying fund) by the fund; and (b) the advisory fee (excluding any incentive fee) paid to an affiliate of the Advisor with respect to that portion of an underlying fund (excluding any unaffiliated underlying fund) held by the fund, does not exceed the annual rate of 1.25% of the fund’s monthly net assets. This agreement expired on September 30, 2025.
The expense reductions described above amounted to $1,626,384 for the year ended December 31, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2025, were equivalent to a net annual effective rate of 0.35% of the fund’s average monthly net assets.
17	Manulife Private Credit Plus Fund | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended December 31, 2025, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds a semi-annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Affiliates of the fund owned 100% of shares of Class I on December 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly or take any other action permitted by the tender offer rules under the 1934 Act, and described in the written tender offer notice that will be provided to shareholders for each repurchase offer. In determining whether the fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor currently expects that it will generally recommend to the Board that the fund offer to repurchase shares from shareholders quarterly with tender offer valuation dates occurring on the last business day of March, June, September and December (each, a Valuation Date); however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund is not required to conduct tender offers and may be less likely to conduct tender offers during periods of exceptional market conditions. The Advisor expects that, generally, it will recommend to the Board that each repurchase offer ordinarily be limited to the repurchase of no more than 5% of the shares outstanding although any particular recommendation may be outside this range.
During the year ended December 31, 2025, there were no shares tendered for repurchase.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $142,014,293 and $14,976,185, respectively, for the year ended December 31, 2025.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2025, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Affiliated Fund	Percentage of underlying fund net assets
Manulife Private Credit Fund	69.9%
John Hancock Marathon Asset-Based Lending Fund	26.1%
John Hancock Corporate Bond ETF	6.2%
ANNUAL REPORT | Manulife Private Credit Plus Fund	18

Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Comvest Private Income Fund	791,452	—	$20,000,000	—	—	$(15,829)	$172,220	—	$19,984,171
John Hancock Corporate Bond ETF	288,267	$2,106,540	4,004,000	—	—	90,083	233,187	—	6,200,623
John Hancock Marathon Asset-Based Lending Fund	3,394,958	30,263,982	39,000,000	—	—	(991,369)	4,748,780	—	68,272,613
John Hancock Mortgage-Backed Securities ETF	402,262	4,692,105	4,007,578	—	—	214,443	337,138	—	8,914,126
Manulife Private Credit Fund	5,773,119	59,827,984	60,000,000	—	—	(420,247)	8,691,860	$346,766	119,407,737
					—	$(1,122,919)	$14,183,185	$346,766	$222,779,270
The risk of investing in underlying funds is as follows:
Senior loans. The fund may directly or indirectly through underlying funds invest in directly originated first and second lien term loans, delayed draw term loans, revolving credit facilities, and club deals. The fund or an underlying fund may also make investments and acquire securities in connection with senior loans, including equity co-investments. The fund or an underlying fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund’s or an underlying fund’s commitments in connection with a portion of the loans in which it invests may be unfunded.
The fund or an underlying fund may be subject to greater levels of credit risk, call (or “prepayment”) risk,settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments,and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund or an underlying fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition,the senior loans may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may
19	Manulife Private Credit Plus Fund | ANNUAL REPORT

result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund.
The fund or an underlying fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund or an underlying fund to increase its investment in a company at a time when it might not be desirable to do so(including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Asset-based lending investments. The fund may directly or indirectly through underlying funds invest in loans secured by an asset and include, among other investments, healthcare loans & royalty-backed credit, transportation assets, residential real estate lending, commercial real estate lending, consumer-related assets, corporate asset-based credit, equipment and liquid securitized credit.
Except for residential mortgage backed securities, commercial mortgage backed securities, commercial mortgage obligations, collateralized loan obligations and asset backed securities, which may range from most senior (AAA-rated) to most subordinate (BB-rated, B-rated and equity), most loans and investments made either directly by the fund or through underlying funds are not rated.
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
ANNUAL REPORT | Manulife Private Credit Plus Fund	20

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Manulife Private Credit Plus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Manulife Private Credit Plus Fund (the “Fund”), including the Fund’s investments, as of December 31, 2025, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from October 16, 2023 (commencement of operations) to December 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from October 16, 2023 (commencement of operations) to December 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more John Hancock/Manulife U.S. investment companies since 2019.
Boston, Massachusetts
February 25, 2026
21	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended December 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $66,406 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	22

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in October 2023.
Dividends and distributions
During the year ended December 31, 2025, distributions from net investment income totaling $1.3728 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
April 24, 2025	$0.2641
July 24, 2025	0.3445
October 23, 2025	0.3658
January 27, 2026	0.3984
Total	$1.3728
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each Shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional Shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a Shareholder’s intermediary (who should be directed to inform the fund). A Shareholder is free to change this election at any time. If, however, a Shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the Shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A Shareholder holding Shares that participate in the DRP in a brokerage account may not be able to transfer the Shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
23	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT

Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
ANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	24

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2023	179
Trustee and Chairperson of the Board
Trustee of Berklee College of Music (since 2022); Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
William K. Bacic,[2,4] Born: 1956	2026	176
Trustee
Director, Audit Committee Chairman, and Risk Committee Member, DWS USA Corp. (formerly, Deutsche Asset Management) (2018-2024); Senior Partner, Deloitte & Touche LLP (1978- retired 2017, including prior positions), specializing in the investment management industry. Trustee of various trusts within the John Hancock Fund Complex (since 2025).
Grace K. Fey,[2] Born: 1946	2023	179
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2023	176
Non-Independent Trustee
Global Head of Institutional for Manulife (since 2025); Global Head of Retail for Manulife (2022-2025); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

25	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT

Principal officers who are not Trustees
Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg,[5] Born: 1975	2023
President (Chief Executive Officer and Principal Executive Officer)
Head of Retail, Manulife Investment Management (since 2025); Head of Wealth & Asset Management, U.S. and Europe, for John Hancock and Manulife (2023–2025); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021–2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019–2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001–2019, including prior positions); President (Chief Executive Officer and Principal Executive Officer) of various trusts within the John Hancock Fund Complex (since 2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2025).
Fernando A. Silva, Born: 1977	2024
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Director, Fund Administration and Assistant Treasurer, John Hancock Funds (2016-2020); Assistant Treasurer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Assistant Vice President, John Hancock Life & Health Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (since 2021); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2024) .
Salvatore Schiavone, Born: 1965	2023
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2023
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2023
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.
[4]	Mr. Bacic serves as Trustee effective January 1, 2026.
[5]	Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
ANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	26

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William K. Bacic*,1
Grace K. Fey*
Officers
Kristie M. Feinberg2
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Eric Menzer, CFA, CAIA, AIF
Jeffrey Kan, CFA
Michael J. Comer, CFA

Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
Ernst & Young LLP

† Non-Independent Trustee
* Member of the Audit Committee
1 Mr. Bacic serves as Trustee effective January 1, 2026.
2 Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:	Express mail:
jhinvestments.com	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095
27	MANULIFE PRIVATE CREDIT PLUS FUND | ANNUAL REPORT

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John Hancock Investment Management Distributors LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of Manulife Private Credit Plus Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5113357	12/25
2/26

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $27,000 and $27,000 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was the review of the registrant's registration statement. These fees were billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). Amounts billed to the registrant were $5,000 and $0 for fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $15,750 and $15,750 for the fiscal year ended December 31, 2025 and December 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $0 for the fiscal year ended December 31, 2025 and December 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended December 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $3,668,184 for the fiscal year ended December 31, 2025 and $2,789,791 for the fiscal year ended December 31, 2024.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable.

(j)Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey - Chairperson

Hassell H. McClellan

William H. Cunningham - retired effective December 31, 2025

William K. Basic - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit "Proxy Voting Policies and Procedures".

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the Manulife Investment Management (US) LLC portfolio managers who share joint responsibility for the day-to-day investment management of Manulife Private Credit Plus Fund is below. It provides a brief summary of their business careers over the past five years. Information is provided as of the filing date of this N-CSR.

Nathan W. Thooft, CFA

Chief Investment Officer, Senior Portfolio Manager, Multi-Asset Solutions Team

Managed the fund since 2023

Joined Manulife IM (US) in 2008

Eric Menzer, CFA, CAIA, AIF

Head of Advisory Solutions and Senior Portfolio Manager, Multi-Asset Solutions Team Managed the fund since 2023

Joined Manulife IM (US) in 2006

Jeffrey Kan, CFA

Senior Portfolio Manager, Multi-Asset Solutions Team

Began Investment Career: 2004

Managed the fund since 2023

Joined Manulife IM (US) in 2021

Michael J. Comer, CFA

Portfolio Manager, Multi-Asset Solutions Team

Managed the fund since 2023

Joined Manulife IM (US) in 2010

Other Accounts the Portfolio Managers are Managing

The table below indicates, for each portfolio manager, information about the other accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2025. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

	Registered		Other Pooled		Other Accounts
	Investment Companies		Investment Vehicles

Portfolio Manager	Number of	Total	Number of	Total	Number of	Total
	Accounts	Assets	Accounts	Assets	Accounts	Assets
		$Million		$Million		$Million

Nathan W. Thooft	36	42,338	19	10,605	0	0

Eric Menzer	0	0	2	455	33	3,116

Jeffrey Kan	0	0	4	70	0	0

Michael J. Comer	3	16,774	4	1,908	0	0

Accounts within the total accounts that are subject to a performance-based advisory fee: None.

Conflicts of Interest. Material conflicts of interest exist whenever a portfolio manager simultaneously manages multiple accounts. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the fund, which may have different investment guidelines and objectives. In addition to the fund, these accounts may include accounts of other registered investment companies for which the Subadvisor serves as sub-advisor, private pooled investment vehicles and other accounts. The Subadvisor has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, the Subadvisor will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client’s investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions,

(C)tax or regulatory limitations, (D) leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. The Subadvisor maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Subadvisor’s Form ADV Part 2A filing.

Compensation of Portfolio Managers. The Subadvisor has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Subadvisor, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary and short- and long-term incentives. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

•Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Subadvisor seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

•Incentives. Only investment professionals are eligible to participate in the short- and long-term incentive plan. Under the plan, investment professionals are eligible for an annual cash award. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Subadvisor and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. Payout of a portion of this bonus may be deferred for up to five years. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

oInvestment Performance: The investment performance of all accounts managed by the investment professional over one, three and five-year periods are considered. The pre- tax performance of each account is measured relative to an appropriate peer group benchmark. With respect to fixed income accounts, relative yields are also used to measure performance. This is the most heavily weighted factor.

oFinancial Performance: The profitability of the Subadvisor and its parent company are also considered in determining bonus awards.

oNon-Investment Performance: To a lesser extent, intangible contributions, including the investment professional’s support of client service and sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are also evaluated when determining bonus awards.

oIn addition to the above, compensation may also include a revenue component for an investment team derived from a number of factors including, but not limited to, client assets under management, investment performance, and firm metrics.

•Manulife equity awards. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.

•Deferred Incentives. Investment professionals may receive deferred incentives which are fully invested in strategies managed by the team/individual as well as other Manulife Investment Management strategies.

The Subadvisor also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary.

Share Ownership by Portfolio Managers. The following table indicates as of December 31, 2025, the value of shares beneficially owned by the portfolio managers in the Fund.

Portfolio Manager	Range of Beneficial Ownership

Nathan W. Thooft	$0

Eric Menzer	$0

Jeffrey Kan	$0

Michael J. Comer	$0

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manulife Private Credit Plus Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 25, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	February 25, 2026